Schedule of investments
Delaware Ivy VIP Limited-Term Bond
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.11%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	179,927	$ 168,788
GNMA Series 2012-39 PA 2.00% 3/16/42	221,904	201,116
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,744,005	1,758,788
Total Agency Collateralized Mortgage Obligations (cost $2,147,370)		2,128,692

Agency Commercial Mortgage-Backed Securities — 3.90%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.534% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	586,412
Series 2017-K729 B 144A 3.684% 11/25/49 #, •	1,900,000	1,867,039
Series 2017-KF33 B 144A 7.984% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	414,873	387,954
Series 2017-KF40 B 144A 8.134% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,433	451,824
Series 2018-K732 B 144A 4.056% 5/25/25 #, •	225,000	219,975
Series 2018-KF47 B 144A 7.434% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	423,985	415,457
Series 2019-KF60 B 144A 7.784% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	940,432	909,961
Series 2019-KF61 B 144A 7.634% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	370,284	333,254
Series 2019-KF68 B 144A 7.634% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	568,342	543,462
Series 2019-KF69 B 144A 7.734% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	404,542	372,456
Series 2019-KF70 B 144A 7.734% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	314,502	293,747
Series 2019-KF73 B 144A 7.884% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	718,215	670,173
Series 2020-KF74 B 144A 7.584% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	160,089
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-KF75 B 144A 7.684% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	332,223	$ 304,260
Total Agency Commercial Mortgage-Backed Securities (cost $7,843,602)		7,516,063

Agency Mortgage-Backed Securities — 3.01%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,445,727	1,441,172
6.00% 6/1/53	911,746	919,985
Freddie Mac S.F. 20 yr
4.50% 8/1/30	160,484	158,002
5.50% 7/1/43	684,061	687,687
Freddie Mac S.F. 30 yr
4.50% 10/1/52	1,005,303	957,279
5.00% 6/1/53	692,244	675,351

GNMA II S.F. 30 yr 5.00% 9/20/52	963,049	947,052
Total Agency Mortgage-Backed Securities (cost $5,716,569)		5,786,528

Collateralized Debt Obligations — 5.03%
Bethpage Park CLO Series 2021-1A A 144A 6.706% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	599,863
BlueMountain CLO XXX Series 2020-30A AR 144A 6.684% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	996,242
Galaxy XXI CLO Series 2015-21A AR 144A 6.599% (TSFR03M + 1.28%) 4/20/31 #, •	1,698,873	1,700,278
KKR CLO 41 Series 2022-41A A1 144A 6.647% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,991,682
Regatta XIX Funding Series 2022-1A A1 144A 6.638% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,999,404
Sound Point CLO XXV Series 2019-4A A1R 144A 6.605% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	1,990,200
NQ- IV082 [0324] 0524 (3566293)    1

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 6.706% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	$ 412,052
Total Collateralized Debt Obligations (cost $9,699,125)		9,689,721

Corporate Bonds — 44.93%
Banking — 12.69%
Banco Santander
5.538% 3/14/30 μ	200,000	200,052
5.588% 8/8/28	200,000	202,939
Bank of America
4.00% 1/22/25	1,000,000	986,984
4.20% 8/26/24	2,380,000	2,366,001
5.819% 9/15/29 μ	170,000	174,370

Bank of Montreal 7.70% 5/26/84 μ	225,000	228,207
Bank of New York Mellon 5.802% 10/25/28 μ	573,000	588,630
Barclays 7.385% 11/2/28 μ	315,000	334,192
BPCE 144A 5.716% 1/18/30 #, μ	170,000	170,889
Citibank 5.488% 12/4/26	250,000	252,737
Citigroup
2.014% 1/25/26 μ	1,275,000	1,236,451
3.07% 2/24/28 μ	215,000	202,284
Citizens Bank
4.119% 5/23/25 μ	755,000	752,087
6.064% 10/24/25 μ	525,000	522,973

Credit Agricole 144A 5.301% 7/12/28 #	250,000	252,677
Deutsche Bank
6.72% 1/18/29 μ	424,000	438,748
6.819% 11/20/29 μ	446,000	466,504
7.146% 7/13/27 μ	245,000	251,875

Fifth Third Bank 5.852% 10/27/25 μ	875,000	874,415
Goldman Sachs Group
3.85% 7/8/24	955,000	950,389
4.25% 10/21/25	750,000	736,243
6.151% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,302,985
Huntington National Bank
4.008% 5/16/25 μ	840,000	836,872
5.65% 1/10/30	250,000	251,514

ING Groep 6.083% 9/11/27 μ	200,000	202,540
JPMorgan Chase & Co.
3.875% 9/10/24	770,000	763,898
4.08% 4/26/26 μ	2,245,000	2,211,244
5.012% 1/23/30 μ	175,000	174,355
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
4.15% 8/8/25	835,000	$ 811,932
5.85% 11/15/27	130,000	128,992

KeyCorp 3.878% 5/23/25 μ	730,000	726,740
Morgan Stanley
5.173% 1/16/30 μ	145,000	145,169
6.138% 10/16/26 μ	1,595,000	1,613,778
6.296% 10/18/28 μ	425,000	439,848
PNC Financial Services Group
5.30% 1/21/28 μ	235,000	235,327
5.671% 10/28/25 μ	670,000	669,968

Popular 7.25% 3/13/28	215,000	220,478
State Street 4.993% 3/18/27	220,000	220,491
US Bancorp
2.375% 7/22/26	844,000	795,450
5.384% 1/23/30 μ	70,000	70,327
6.787% 10/26/27 μ	165,000	170,906

Wells Fargo Bank 5.254% 12/11/26	250,000	251,037
		24,433,498
Basic Industry — 1.01%
Graphic Packaging International 144A 0.821% 4/15/24 #	1,350,000	1,347,484
Newmont 144A 5.30% 3/15/26 #	595,000	596,756
		1,944,240
Brokerage — 0.48%
Jefferies Financial Group
5.875% 7/21/28	695,000	707,890
6.05% 3/12/25	225,000	225,253
		933,143
Capital Goods — 5.52%
Boeing 2.196% 2/4/26	1,525,000	1,428,355
Carrier Global 5.80% 11/30/25	950,000	956,661
Lennox International 1.35% 8/1/25	1,255,000	1,187,683
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,560,000	1,590,422
Parker-Hannifin 3.65% 6/15/24	1,240,000	1,234,671
Republic Services 0.875% 11/15/25	1,800,000	1,679,047
Teledyne Technologies 0.95% 4/1/24	1,498,000	1,498,000
Waste Management 0.75% 11/15/25	1,120,000	1,045,701
		10,620,540
Communications — 4.76%
American Tower
1.30% 9/15/25	1,135,000	1,070,023
5.20% 2/15/29	145,000	145,001

2    NQ- IV082 [0324] 0524 (3566293)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
1.70% 3/25/26	1,350,000	$ 1,262,797
2.95% 7/15/26	270,000	257,395

Charter Communications Operating 6.15% 11/10/26	1,485,000	1,496,992
Crown Castle Towers 144A 3.663% 5/15/25 #	950,000	928,834
Rogers Communications 5.00% 2/15/29	475,000	471,900
T-Mobile USA 3.75% 4/15/27	1,800,000	1,734,006
Warnermedia Holdings
3.638% 3/15/25	750,000	735,225
6.412% 3/15/26	1,070,000	1,070,022
		9,172,195
Consumer Cyclical — 0.71%
Ford Motor Credit
3.375% 11/13/25	780,000	750,776
5.80% 3/5/27	200,000	200,825
5.80% 3/8/29	200,000	200,888
6.798% 11/7/28	200,000	208,873
		1,361,362
Consumer Non-Cyclical — 2.64%
AbbVie
2.60% 11/21/24	985,000	967,447
4.80% 3/15/29	645,000	646,289

Amgen 5.15% 3/2/28	730,000	735,031
Cardinal Health 5.125% 2/15/29	235,000	235,561
McCormick & Co. 0.90% 2/15/26	1,025,000	947,552
Royalty Pharma 1.20% 9/2/25	1,647,000	1,550,740
		5,082,620
Electric — 3.11%
DTE Energy 5.10% 3/1/29	195,000	194,302
Duke Energy Carolinas 3.95% 11/15/28	1,150,000	1,112,444
Edison International 3.55% 11/15/24	1,565,000	1,544,172
Fells Point Funding Trust 144A 3.046% 1/31/27 #	795,000	746,115
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,311,125
4.80% 3/15/28	420,000	419,758

Pacific Gas & Electric 5.55% 5/15/29	120,000	121,087
PacifiCorp
5.10% 2/15/29	50,000	50,398
5.45% 2/15/34	85,000	85,317

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 5.125% 5/13/25 #	411,000	$ 407,755
		5,992,473
Energy — 2.85%
Enbridge 2.50% 2/14/25	820,000	798,883
Energy Transfer 5.55% 2/15/28	1,295,000	1,314,460
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	969,900	910,913
Kinder Morgan 5.00% 2/1/29	75,000	74,738
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,696,583
Targa Resources Partners 5.00% 1/15/28	695,000	685,565
		5,481,142
Finance Companies — 1.08%
AerCap Ireland Capital DAC
3.00% 10/29/28	355,000	321,399
5.10% 1/19/29	1,765,000	1,755,483
		2,076,882
Insurance — 4.34%
Aon North America 5.125% 3/1/27	170,000	171,078
Athene Global Funding 144A 0.914% 8/19/24 #	1,355,000	1,329,401
MassMutual Global Funding II 144A 0.60% 4/12/24 #	1,900,000	1,897,396
Met Tower Global Funding 144A 3.70% 6/13/25 #	1,280,000	1,256,623
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	670,664
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,255,131
UnitedHealth Group
4.25% 1/15/29	1,615,000	1,583,585
4.90% 4/15/31	200,000	200,182
		8,364,060
Real Estate Investment Trusts — 2.41%
SBA Tower Trust
144A 1.884% 1/15/26 #	1,155,000	1,078,170
144A 2.836% 1/15/25 #	1,621,000	1,582,138
144A 3.869% 10/15/49 #, φ	2,000,000	1,976,207
		4,636,515
Technology — 2.85%
Baidu 1.72% 4/9/26	379,000	353,219
Oracle 5.80% 11/10/25	1,040,000	1,048,971
Roper Technologies 1.00% 9/15/25	1,400,000	1,316,865
Sensata Technologies 144A 5.00% 10/1/25 #	1,390,000	1,373,960

NQ- IV082 [0324] 0524 (3566293)    3

Schedule of investments
Delaware Ivy VIP Limited-Term Bond   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	$ 1,389,251
		5,482,266
Transportation — 0.48%
ERAC USA Finance
144A 4.60% 5/1/28 #	825,000	815,012
144A 5.00% 2/15/29 #	100,000	100,225
		915,237
Total Corporate Bonds (cost $88,000,497)		86,496,173

Government Agency Obligation — 0.72%
Harvest Operations 144A 1.00% 4/26/24 #	1,400,000	1,395,562
Total Government Agency Obligation (cost $1,400,000)		1,395,562

Non-Agency Asset-Backed Securities — 15.37%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,500,000	1,491,561
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	1,000,000	997,885
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	419,219	415,780
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,500,000	1,522,943

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	800,000	798,823
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,271,154
Series 2023-C A3 5.53% 9/15/28	2,000,000	2,018,936
GM Financial Automobile Leasing Trust
Series 2022-1 B 2.23% 2/20/26	1,600,000	1,583,303
Series 2024-1 A3 5.09% 3/22/27	2,000,000	1,998,681
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 6.469% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,276,908
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GMF Floorplan Owner Revolving Trust
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	$ 1,003,973

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	914,464	913,224
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	1,300,000	1,295,896
Series 2024-A A3 144A 5.02% 3/15/27 #	1,000,000	995,158

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.219% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,301,769
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,004,174
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	2,000,000	1,992,689
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	1,000,000	996,074
Verizon Master Trust Series 2022-2 A 1.53% 7/20/28	1,500,000	1,452,967
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	947,623	942,056
Series 2024-A A3 5.21% 6/21/27	1,000,000	1,001,467

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.949% (SOFR + 0.63%) 3/22/27 •	2,300,000	2,304,863
Total Non-Agency Asset-Backed Securities (cost $29,651,967)		29,580,284

Non-Agency Collateralized Mortgage Obligations — 1.83%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, ~	1,743,290	1,776,013
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	1,716,279	1,737,219
Total Non-Agency Collateralized Mortgage Obligations (cost $3,459,538)		3,513,232

US Treasury Obligations — 22.48%
US Treasury Floating Rate Note 5.545% (USBMMY3M + 0.25%) 1/31/26 •	6,100,000	6,106,874

4    NQ- IV082 [0324] 0524 (3566293)

(Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.25% 3/15/27	24,615,000	$ 24,503,465
4.25% 2/28/29	12,645,000	12,663,770
4.75% 10/15/26	5,000	5,015
Total US Treasury Obligations (cost $43,271,750)		43,279,124

Total Value of Securities—98.38% (cost $191,190,418)		189,385,379
Receivables and Other Assets Net of Liabilities—1.62%★		3,115,550
Net Assets Applicable to 40,527,573 Shares Outstanding—100.00%		$192,500,929
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $58,271,903, which represents 30.27% of the Portfolio’s net assets.
φ	Step coupon bond. Stated rate in effect at March 31, 2024 through maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2024.
★	Includes $84,755 cash collateral held at broker for futures contracts as of March 31, 2024.

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
67	US Treasury 2 yr Notes	$13,700,453	$13,711,604	6/28/24	$(11,151)	$(13,609)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

NQ- IV082 [0324] 0524 (3566293)    5